SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
15.	SHARE BASED COMPENSATION

The Company amended its 2009 share incentive plan (the “Plan”) in July 2019. Under the Plan, the Company may grant options, restricted share award (“RSA”), restricted share unit (“RSU”) or share appreciation right (“SAR”) to its officers, employees, directors and other eligible persons (collectively known as “Eligible Persons”) of up to 83,000,000 Class A ordinary shares. The Plan is administered by an authorized administrator appointed by the Board of Directors of the Company set forth in the Plan (the “Plan Administrator”).

The maximum number of shares which may be issued pursuant to all awards under the Plan will increase on January 1 of each of 2019, 2020, 2021 and 2022 by 5% of the total number of ordinary shares of all classes of the Company outstanding on that day immediately before such annual increase pursuant to the Plan. With effect on January 1, 2019, July 25, 2019, January 1, 2020 and January 1, 2021, the maximum number of shares which may be issued pursuant to all awards under the Plan increased to 100,129,938, 103,129,938, 123,292,170 and 148,888,743 Class A ordinary shares.

During the years ended December 31, 2019 and 2020, the Company granted 15,327,884 options, 6,249,313 RSUs and 82,722 SARs, and 5,809,024 options, 5,034,735 RSUs and 86,149 SARs, respectively to the Eligible Persons. All options granted have a contractual term of ten years. The options vest according to the stated vesting period in the grantee’s option agreement. The RSUs and SARs generally vest 25% on the first anniversary year from the stated vesting commencement date and the remaining 75% will vest in 12 substantially equal quarterly instalments.

(a)	Option granted to Eligible Persons

The following table summarizes the Company’s share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		_$_	Years	_$_
Outstanding, January 1, 2018	11,653,513	5.11
Granted	26,500,000	15.00
Exercised	(2,117,647)	2.16
Forfeited	(328,984)	14.03
Outstanding, December 31, 2018	35,706,882	12.54	8.38	58,007
Vested and expected to vest at December 31, 2018	35,706,882	12.54
Exercisable as of December 31, 2018	8,748,351	5.25	6.03	56,918
Outstanding, January 1, 2019	35,706,882	12.54
Granted	15,327,884	15.00
Exercised	(3,736,976)	5.58
Forfeited	(109,236)	14.24
Outstanding, December 31, 2019	47,188,554	13.89	8.18	1,242,496
Vested and expected to vest at December 31, 2019	47,188,554	13.89
Exercisable as of December 31, 2019	19,664,736	12.35	7.35	548,035
Outstanding, January 1, 2020	47,188,554	13.89
Granted	5,809,024	18.59
Exercised	(5,486,180)	11.29
Forfeited	(45,678)	14.09
Outstanding, December 31, 2020	47,465,720	14.76	7.57	8,747,373
Vested and expected to vest at December 31, 2020	47,465,720	14.76
Exercisable as of December 31, 2020	25,298,368	13.73	7.03	4,688,260

The aggregate intrinsic value is calculated to be the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s ordinary shares.

The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

	Granted in 2018	Granted in 2019	Granted in 2020

Risk-free interest rates	2.75% – 2.92%	2.34% – 2.68%	0.39% – 1.66%
Expected term	5 – 7 years	5.5 – 8.5 years	5.5 – 7.5 years
Expected volatility	33.3% – 35.2%	33.0% – 35.0%	32.4% – 33.7%
Expected dividend yield	–	–	–
Fair value of share options	$2.52 – $3.52	$4.58 – $13.59	$13.81 – $50.58

The Black-Scholes option pricing model was applied in determining the estimated fair value of the share options granted to Eligible Persons. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and the expected term of the option for which employees are likely to exercise their share options. The risk-free rate for periods within the contractual life of the option is based on the USD swap curve at the time of grant. The Company has used the simplified method to determine the expected term due to insufficient historical exercise data to provide a reasonable basis to estimate expected term. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The aggregate grant date fair value of the outstanding options was determined to be $495,314 as of December 31, 2020 and such amount shall be recognized as compensation expenses using the straight-line method for all employee share options granted. The weighted-average grant-date fair value of share options granted during the years of December 31, 2018, 2019 and 2020 were $3.02, $12.05 and $37.86, respectively. The total fair value of share options vested during the years ended December 31, 2018, 2019 and 2020 was $22,390, $44,688 and $88,114, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 was $20,660, $64,097 and $767,203, respectively.

As of December 31, 2020, there were $359,147 total unrecognized share-based compensation cost related to unvested options which is expected to be recognized over a weighted-average period of 1.92 years. Total unrecognized compensation cost may be adjusted for future changes in actual forfeitures.

(b)	RSAs/RSUs granted to Eligible Persons

The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		_$_	Years	_$_

Unvested, January 1, 2018	820,207	14.43	9.60	10,933
Granted	4,983,162	12.30
Vested	(309,644)	13.93
Forfeited	(738,753)	13.75

Unvested, December 31, 2018 and January 1, 2019	4,754,972	12.34	9.17	53,826
Granted	6,249,313	20.50
Vested	(2,131,415)	13.67
Forfeited	(791,433)	15.22

Unvested, December 31, 2019 and January 1, 2020	8,081,437	18.02	8.93	325,035
Granted	5,034,735	72.37
Vested	(3,332,063)	19.25
Forfeited	(442,181)	28.74

Unvested, December 31, 2020	9,341,928	46.36	8.64	1,859,511

Share-based compensation cost for RSAs and RSUs is measured based on the fair value of the Company’s ordinary shares on the date of grant.

The aggregate grant date fair value of the unvested RSAs and RSUs as of December 31, 2018, 2019 and 2020 was $58,665, $145,597 and $433,085, respectively. These amounts are recognized as compensation expense using the straight-line method for the RSAs and RSUs. The weighted-average grant-date fair value of RSAs and RSUs granted during the years ended December 31, 2018, 2019 and 2020 was $12.30, $20.50 and $72.37, respectively. The total fair value of RSAs and RSUs vested during the years ended December 31, 2018, 2019 and 2020 was $4,314, $29,133 and $64,153, respectively.

As of December 31, 2020, there was $433,085 of unrecognized share-based compensation cost related to RSAs and RSUs which is expected to be recognized over a weighted-average vesting period of 3.31 years. Total unrecognized compensation may be adjusted for future changes in actual forfeitures.

(c)          SARs granted to Eligible Persons

Fair value of the SARs is measured based on the fair value of the Company’s ordinary shares at the end of each reporting period.

Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31,
	2018	2019	2020
	_$_	_$_	_$_
Share options:

Cost of revenue	1,292	244	130
Sales and marketing expenses	795	156	69
General and administrative expenses	39,654	71,787	179,544
Research and development expenses	1,142	567	401
	42,883	72,754	180,144

Cash received for the exercise in the respective years	4,574	20,867	61,949

RSAs/ RSUs:

Cost of revenue	2,018	1,714	4,385
Sales and marketing expenses	1,899	3,017	10,100
General and administrative expenses	7,670	26,761	37,433
Research and development expenses	3,545	11,429	45,820
	15,132	42,921	97,738

SARs:

Cost of revenue	24	319	2,867
Sales and marketing expenses	52	749	5,462
General and administrative expenses	30	313	3,534
Research and development expenses	–	13	501
	106	1,394	12,364